Investments in subsidiaries and associates (Tables)	12 Months Ended
Sep. 30, 2021
Investments in subsidiaries and associates
Summary of ownership percentage of controlled entities

The following table includes the principal controlled entities of the Group as at 30 September 2021.

	Country of		Country of
Name	incorporation	Name	incorporation
Advance Asset Management Limited	Australia	Westpac Financial Services Group Limited	Australia
Asgard Capital Management Limited	Australia	Westpac Life Insurance Services Limited[1]	Australia
BT Financial Group Pty Limited	Australia	Westpac Overseas Holdings No. 2 Pty Limited	Australia
BT Funds Management Limited	Australia	Westpac Securitisation Holdings Pty Limited	Australia
BT Portfolio Services Limited	Australia	Westpac Life-NZ-Limited[1]	New Zealand
Capital Finance Australia Limited	Australia	Westpac New Zealand Group Limited	New Zealand
Crusade Trust No.2P of 2008	Australia	Westpac New Zealand Limited (WNZL)	New Zealand
Reinventure Fund, I.L.P.	Australia	Westpac NZ Covered Bond Limited[2]	New Zealand
Series 2008-1M WST	Australia	Westpac NZ Securitisation Limited[2]	New Zealand
St.George Finance Holdings Limited	Australia	Westpac Securities NZ Limited	New Zealand
Westpac Covered Bond Trust	Australia	Westpac Bank-PNG-Limited	Papua New Guinea
Westpac Equity Holdings Pty Limited	Australia

1.	Refer to Note 37 for details of assets and liabilities held for sale.
2.

The Group indirectly owns 19% of Westpac NZ Covered Bond Limited (WNZCBL) and Westpac NZ Securitisation Limited (WNZSL), however, due to contractual and structural arrangements both WNZCBL and WNZSL are considered to be controlled entities within the Group.

Summary of material controlled entities which are not wholly owned

The following material controlled entities are not wholly owned:

Percentage Owned	2021	2020
Reinventure Fund, I.L.P.	99.0%	99.0%
Westpac Bank-PNG-Limited	89.9%	89.9%
Westpac NZ Covered Bond Limited	19.0%	19.0%
Westpac NZ Securitisation Limited	19.0%	19.0%